Deferred tax	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Deferred tax

18. Deferred tax

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	Unaudited
	June 30, 2025	December 31, 2024
-	US$	US$

Balance as at beginning of financial year	133,000	296,000
Foreign exchange adjustments	8,809	-
Movements in deferred tax liabilities	129,000	(163,000)
Balance as at end of financial year	270,809	133,000